Bank Loans (Tables)	12 Months Ended
Dec. 31, 2019
Bank Loan [Abstract]
Schedule of short-term bank loan

	December 31, 2019	December 31, 2018

Loan from China Construction Bank	$-	$218,166
Loan from Bank of Communication	1,149,095	290,888
Loan from Bank of China	430,923	727,220
Loan from Dongguan Bank	-	290,888
	$1,580,018	$1,527,162